                                  Wanger Advisors Trust  1998 Semi-Annual Report



                          [WANGER LOGO APPEARS HERE]

 Wanger Advisors Trust
 1998 Semi-Annual Report
 Contents

 1  Squirrel Chatter
 3  Funds at a Glance
 4  Performance Review
    Wanger U.S. Small Cap
 6  Performance Review
    Wanger International
    Small Cap
 8  Statement of Investments
    Wanger U.S. Small Cap
12  Statement of Investments
    Wanger International
    Small Cap
16  Portfolio Diversification
    Wanger International
    Small Cap
17  Statements of Assets
    and Liabilities
18  Statements of Operations
19  Statements of Changes in
    Net Assets
20  Financial Highlights
    Wanger U.S. Small Cap
21  Financial Highlights
    Wanger International
    Small Cap
22  Notes to Financial Statements


Wanger Asset Management, L.P. ("WAM") is one of the leading global small-cap equity managers in the U.S. with 28 years of small-cap investment experience. WAM manages over $7 billion in equities and is the investment adviser to Wanger U.S. Small Cap, Wanger International Small Cap, Acorn Fund, Acorn International and Acorn USA.


WAM uses a unique style of catching trends with small, attractively-priced niche companies. For more complete information about our funds including the Acorn funds, fees and expenses, call WAM Brokerage Services, L.L.C., distributor, at 1-800-5-WANGER for a prospectus. Read it carefully before you invest or send money.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Squirrel Chatter--
Why is the Stock Market so High?

At the end of June, the S&P 500 index was 1134-28 times earnings. Over the long-term, the average price-to-earnings ratio for the S&P 500 has been only 15 times earnings. For the last couple of years, market commentators repeatedly have warned that the market is too high, but the market keeps going up anyway. Why?

     Markets are rather like bathtubs. In a tub, the water level rises when water flows in faster than it drains out. Markets rise when money flows in from investors faster than investment bankers can invent new securities. Mutual fund investors have been a very important source of new money, but not the only one.

     Another driving force is investment by foreigners in the U.S. stock and bond markets. There have been two massive changes in the last five years, both in the direction of increasing foreign ownership. First, the United States has been running a large balance of trade deficit with the rest of the world since the mid-1980s. The balance of trade deficit has run from $60 billion to $180 billion per year over this entire period, but the last few years have shown the largest deficits. When several Asian economies blew up in the last half of 1997, our balance of trade deficit got a lot worse. Asians stopped buying U.S. exports, and the U.S. is taking even more imports from these countries, because their currencies have depreciated and their goods have become cheaper. In 1997 the balance of trade deficit was about $180 billion, and it may reach $240 billion this year. Our balance of payments is made up of our large balance of trade deficit and a smaller service income surplus. Our service income is $70-80 billion, which reduces our balance of payments deficit but does not come close to eliminating it. The effect of a large balance of payments deficit is to put dollar claims in the hands of foreign companies and individuals. This means that foreigners who end up with our dollars have to buy American stocks, bonds, or real estate with this money. The foreign dollar holders can sell dollars to someone else, of course, but this only transfers the bucks to a different person who still must own U.S. financial assets. In many cases, the final holder is a bank that prefers to own short-term treasury bills. All this buying of U.S. assets by foreigners is recorded as a large capital inflow into the U.S. over this period.

     The second massive change has been in the U.S. government deficit. From 1984 to 1987 we ran a large deficit every year, running from $110 to $320 billion per year. A large federal deficit means that the U.S. government has to issue treasury bonds for that amount of money. Much of that imbalance of trade results in foreign-purchased U.S. treasury securities. Since foreigners have to buy U.S. assets with their balance of trade deficit dollars, the two dollar figures from trade imbalance and new treasury issues pretty much offset each other so that from 1993-1996, for instance, the net swing between these two numbers was less than $50 billion dollars. This means that (from 1993-1996) foreigners shipped us VCRs and automobiles and shoes and we paid them with government bonds, and the net effect on financial prices was basically zero because the two more or less balanced out. This year we have a big change in the federal deficit. Instead of having an enormous deficit as we did a couple of years ago, we now have a slight surplus. This means that net new issues of government bonds have not been available, so all of the financial flows that have been going overseas can no longer be neutralized by offsetting government bond issuance. Therefore, instead of foreign money exerting a neutral effect on U.S. asset prices, there is now an enormous net buying of existing financial assets (both bonds and stocks) with foreign money, which will amount to $250 billion - $300 billion this year, up from $180 billion in 1997. In 1992, just the opposite happened: the U.S. sold $241 billion more bonds than it received in goods, so the budget deficit had a large net drag on U.S. financial markets.


                                                                     (continued)

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Squirrel Chatter--
Why is the Stock Market so High?


So if you look at the swing over a 6-year period, our balance of trade minus bonds issued has gone from minus $241 billion to plus $290 billion--about a $530 billion per year swing.

Foreign Impact on U.S. Market
($ Billions)

                                 1992    1997    1998 est
---------------------------------------------------------
Trade Deficit                      84    180        240
U.S. Govt. Deficit
  (Surplus)                       325      0        (50)
---------------------------------------------------------
Foreign Impact                   -241    180        290

Foreign impact is amazingly large. ($290 billion would buy all of Merck plus all of IBM). Where is this money going? Most goes into short- and long-term government bonds. Some goes into the stock market ($65 billion in 1997). Now, if foreign capital was affecting the market, how would it show up? The first thing that would happen is that foreigners buying U.S. bonds would buy taxable bonds and ignore municipals because the tax-exempt feature of municipal bonds is of no use to a foreign holder. Therefore, you should see a decrease in the yield spread between treasuries and municipals. That is occurring.

     In the stock market, we would expect foreigners to favor blue chip U.S. companies over small companies, and therefore one would see the Russell 1000 (the largest companies) do better than the Russell 2000 (much smaller companies). This also has been happening. Of course, a third effect would be a rising level of U.S. stock and bond prices, which is quite obviously happening, although mutual fund inflows and corporate stock repurchases help push the stock market higher, too. No one should argue that what happens in the U.S. financial markets is driven by any one single factor, but I do contend that the enormous increase in the amount of money invested by foreigners in U.S. financial assets is one major factor in the extraordinary rise in stock and bond prices that we have seen over the last year.

     How long can this go on? The amount of money that foreigners will have to invest in excess of new bond issues is going to go on for some period of time. It can be ended if the U.S. government goes back into a substantial annual deficit position, or if imports into the U.S. should decline dramatically. The most likely cause of these events would be a recession within the U.S., which is undoubtedly going to occur at some time within the next few years. A recession would cause a decline in corporate profits. Imports would fall, reducing our balance of trade deficit. So if there was a weak market associated with a recession, it could be made worse by a drop in foreign inflows. Until that recession occurs--and there is no sign of it yet--we expect that foreign inflows will continue to be huge. So, for now, get used to "high" stock prices.

     The market emphasis on blue-chip stocks has pushed the valuation of big companies to high levels. Small company stocks have not gone up as much (compare the Russell 2000 with the S&P 500). Our Wanger Advisors Trust stocks now represent excellent value as compared with the S&P 500.


[PHOTO APPEARS HERE]

Ralph Wanger
Chief Investment Officer
Wanger Asset Management, L.P.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Funds at a Glance

-------------------------------------------------------------
Wanger U.S. Small Cap
Results to June 30, 1998

                                    2nd qtr    YTD    Last 12
                                                       months
Wanger U.S. Small Cap                2.0%     15.3%     32.8%
Russell 2000                        -4.7%      4.9%     16.5%
S & P MidCap 400                    -2.1%      8.6%     27.2%
S & P 500                            3.3%     17.7%     30.2%

Net Asset Value per share as of 6/30/98:  $23.52

The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving an unweighted small company index. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. All indexes are unmanaged and include reinvested dividends.

-------------------------------------------------------------
Wanger International Small Cap
Results to June 30, 1998

                                    2nd qtr    YTD    Last 12
                                                       months
Wanger Int'l Small Cap               0.5%     22.4%      9.4%
EAFE                                 1.1%     15.9%      6.1%
Lipper Int'l Small Cap Funds Avg.    3.3%     22.2%     11.2%
Lipper Int'l Funds Average           0.7%     15.5%      8.2%
EMI (World ex-US)                   -0.4%     16.8%      0.6%

Net Asset Value per share as of 6/30/98: $20.64

EAFE is Morgan Stanley's Europe, Australasia Far East Index, an unmanaged index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. The Lipper Int'l Small Cap Funds Avg. is calculated from the performance of a group of small-cap int'l funds. For the 2nd qtr., YTD and 12-mos. periods above, the group consisted of 56, 56 and 37 funds, respectively. The Lipper Int'l Funds Avg. is an average of all int'l funds tracked by Lipper, excluding the Int'l Small Cap Funds. This group consisted of 570, 544 and 480 funds for the 2nd qtr., YTD and 12-mos. periods above, respectively. The EMI is Salomon Brothers' index of the bottom 20% of institutionally investable capital of countries, as selected by Salomon, excluding the U.S. All indexes are unmanaged and returns include reinvested dividends.

-------------------------------------------------------------
Wanger U.S. Small Cap Top 5 Industries
As a % of net assets, as of 6/30/98

Information                  35.4%
Finance                      15.5%
Energy/Minerals              14.5%
Health Care                  10.8%
Industrial Goods/Services    10.5%

-------------------------------------------------------------
Wanger International Small Cap Top 5 Countries
As a % of net assets, as of 6/30/98

United Kingdom               15.4%
Netherlands                   7.8%
Japan                         7.0%
Sweden                        6.7%
Finland                       6.0%

-------------------------------------------------------------
Wanger U.S. Small Cap Top 10 Holdings

Lincare Holdings              5.5%
Home Health Care Services

CalEnergy                     4.7%
Power Plants

Centennial Cellular           4.4%
Cellular Franchises

Host Marriott Services        3.3%
Fast Food Kiosks in Airports

Tesoro Petroleum              3.1%
Oil Refinery/Gas Reserves

Kronos                        3.0%
Time Accounting Software
& Clocks

First Health Group            2.9%
PPO Network

Data Transmission             2.9%
Network
Data Services for Farmers

Acceptance Insurance          2.9%
Crop Insurance

Micros Systems                2.8%
Information Systems for
Restaurants & Hotels


-------------------------------------------------------------
Wanger International Small Cap Top 10 Holdings

Mapfre Vida                   5.1%
Life Insurance/
Mutual Fund--Spain

Kempen                        4.4%
Stock Brokerage/Investment
Management--Netherlands

Autogrill                     3.7%
Tollway Restaurants--Italy

Euro Money Publications       3.6%
Financial Publications
United Kingdom

Tieto Corporation             3.4%
Computer Services/
Consulting--Finland

Hunter Douglas                3.3%
Decorative Window
Coverings--Netherlands

Li and Fung                   2.9%
Sourcing of Consumer
Goods--Hong Kong

Seton Healthcare Group        2.9%
Pharmaceuticals
United Kingdom

Athens Medical Center         2.6%
Hospitals--Greece

Rhoen Klinikum                2.2%
Hospitals--Germany

------------------------
The funds' top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statements of Investments for complete lists of the funds' holdings, including those described under Performance Review.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Performance Review     Wanger U.S. Small Cap

For the first half of this year, mass mattered. Big stocks soared (S&P 500 gained +17.7%), and small-caps crept (Russell 2000 added +4.9%). Wanger U.S. Small Cap had knockout performance for a flyweight fund, gaining +15.3% year-to-date. Over the past year, your Fund has returned +32.8%, well ahead of its small mates (Lipper Small-Cap Fund Average rose +17.7%), and better than the average S&P leviathan (+30.2%). Even more thrilling, Wanger U.S. Small Cap is one of an elite group of funds whose 3-year return beat the S&P 500!

     Cable television stocks were the blockbusters of the first quarter. Our headliners included Liberty Media (Discovery Channel, SportsChannels), United Video (on-screen TV guides), Cablevision (New York cable system) and RCN (bundles cable, phone and Internet services). A year ago, TV know-it-all's bashed cable TV as a has-been technology for half-baked couch potatoes. A year later, it's the experts who are abashed. Cable's entrenched customer base, abundance of channels and speedy Internet access are making it a multimedia king.

     In the second quarter, your Fund was nearly symmetrical--39 stocks went up and 40 fell down. Each industry group had its pair of have and have-not stocks. In telecommunications, Centennial (cellular) soared, but RCN (new-wave telephone entrepreneur) soured. In health care, Lincare (oxygen therapist) bubbled, but Respironics (oxygen therapy equipment maker) stumbled. In transportation, autos hummed (Insurance Auto Auctions), but trains wrecked (Hub Group's rail freight agency). In energy, geothermal power was hot (CalEnergy), but oil & gas were not (Tesoro).

     The stock market's craze du jour is the Internet. Excitable chat room junkies talk of nothing but 'Net. Yes, it's real. The Internet will transform the way the world communicates and recreates. But the stock market has stretched this insight to the point of absurdity. Internet stocks trade in a topsy-turvy world where "profit" is a pejorative and companies are worth more money the more money they choose to lose. Their valuations are fantastic, their fans hyperbolic, their charts parabolic. In a word, we think they're "icky".

     We will own Internet stocks once saner prices prevail. Meantime, our Internet deficiency hasn't been a handicap. Wanger U.S. Small Cap ranked sixth out of the 75 small-cap variable annuity funds tracked by Lipper over the past twelve Internet-obsessed months.

     We are happy to announce that Ben Andrews has joined our team, and will follow consumer companies and special situations. Ben has five years experience as a securities analyst, and was most recently with Rothschild Investment in Chicago.

[PHOTO APPEARS HERE]

Robert A. Mohn
Lead Portfolio Manager
Wanger U.S. Small Cap

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap             Results to June 30, 1998


The Value of a $10,000 Investment in           Total Return for Each Period
Wanger U.S. Small Cap                          May 3, 1995 through June 30, 1998






                             [GRAPH APPEARS HERE]

Wanger U.S. Small Cap Mountain Chart Plot Points


               Wanger U.S. Small Cap       Russell 2000     % on graph axis
               ---------------------       ------------     ---------------

05/03/95       $10,000                     $10,000
06/30/95       $10,770                     $10,519           + 7.7%
09/30/95       $12,060                     $11,558           +12.0%
12/31/95       $11,600                     $11,808            -3.8%
03/31/96       $13,297                     $12,411           +14.6%
06/30/96       $15,351                     $13,031           +15.5%
09/30/96       $15,792                     $13,076           + 2.9%
12/31/96       $17,004                     $13,756           + 7.7%
03/31/97       $16,366                     $13,044           - 3.8%
06/30/97       $19,093                     $15,159           +16.7%
09/30/97       $22,395                     $17,415           +17.3%
12/31/97       $22,005                     $16,830           - 1.7%
03/31/98       $24,865                     $18,525           +13.0%
06/30/98       $25,361                     $17,661           + 2.0%


                                                                  Average
                                                                  Annual Total
                                                                  Return
                                                                  1 year: 32.8%
                                                                  3 Years: 33.0%
                                                                  Life: 34.3%

--------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger U.S. Small Cap on May 3, 1995 (the date the Fund began operations) through June 30, 1998 with the Russell 2000 with dividends reinvested. The beginning date of the Russell 2000 is as of May 31, 1995. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Performance Review   Wanger International Small Cap


In the first six months of 1998, international stock markets were turbulent. Asian stocks rose nicely in the first quarter, only to give back those gains in the second quarter. European markets showed no such hesitation and galloped to record highs with gains ranging from 17% in the UK to 35% in Italy. Briefly, it looked as though small stocks would finally outperform large stocks, but by the end of the half the difference in their returns was less than one percent. Almost all foreign currencies weakened, complicating our task of making money for you in dollars.

     Your Fund did well in absolute terms and against its benchmarks. Its 22% gain easily beat the three passive indices we track, and tied the Lipper International Small Cap index of actively managed funds that compete with us.

     We scored big with companies that benefit directly or indirectly from the revolution taking place in European savings habits (basically a shift from reliance on government retirement plans and bonds to private retirement savings and stocks). Dutch money manager Kempen, British publisher Euro Money, and two life insurance companies, Mapfre Vida in Spain, and St James Place in the UK, were all multi-million dollar winners. While we had no multi-million dollar losers, we did have a number of stocks affected by the Asian flu, and more importantly, fear of the Asian flu. Venture Manufacturing, Electronic Resources, Shinki, and Omni Industries all declined in price as a result.

     We continue to strengthen our research team with the periodic addition of new analysts, and are pleased to announce that Michael King has joined us to follow Japanese stocks. Michael is fluent in Japanese, having lived in Hokkaido and Tokyo for 5 years. We look forward to his contribution.





                                                  [PHOTO APPEARS HERE]

                                                  Marcel P. Houtzager
                                                  Lead Portfolio Manager
                                                  Wanger International
                                                  Small Cap

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap   Results to June 30, 1998



The Value of a $10,000 Investment in           Total Return for Each Period
Wanger International Small Cap                 May 3, 1995 through June 30, 1998




                             [GRAPH APPEARS HERE]

Wanger Int'l Small Cap Mountain Chart Plot Points


              Wanger Int'l Small Cap          EAFE          % on graph axis
              ----------------------          ----          ---------------

05/03/95      $10,000                         $10,000
06/30/95      $10,970                         $ 9,825             +9.7%
09/30/95      $12,910                         $10,234            +17.7%
12/31/95      $13,450                         $10,649             +4.2%
03/31/96      $15,499                         $10,956            +15.2%
06/30/96      $17,183                         $11,130            +10.9%
09/30/96      $17,023                         $11,116             -0.9%
12/31/96      $17,755                         $11,293             +4.3%
03/31/97      $18,357                         $11,112             +3.4%
06/30/97      $19,568                         $12,558             +6.6%
09/30/97      $19,363                         $12,470             -1.1%
12/31/97      $17,496                         $11,493             -9.6%
03/31/98      $21,306                         $13,184            +21.8%
06/30/98      $21,410                         $13,324             +0.5%


                                                                  Average
                                                                  Annual Total
                                                                  Return
                                                                  1 year: 9.4%
                                                                  3 Years: 25.0%
                                                                  Life: 27.2%


--------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3, 1995 (the date the Fund began operations) through June 30, 1998 with Morgan Stanley's Europe, Australasia Far East Index (EAFE), with dividends reinvested. The beginning date of EAFE is as of May 31, 1995. The performance data quoted is past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                               Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap          Statement of Investments (unaudited) June 30,1998

Number of                                               Value
Shares
              Common Stocks and Other Equity-Like
              Securities-93.0%

              Information-35.4%
-----------------------------------------------------------------
              Broadcasting-2.9%

   250,600    Data Transmission Network (b)            $10,024,000
              Data Services for Farmers

------------------------------------------------------------------

              Cable Television-2.8%

    88,000    Cablevision Systems (b)                    7,348,000
              Cable TV

    61,600    Cable Michigan (b)                         2,402,400
              Classic Cable In Michigan
-----------------------------------------------------------------
                                                         9,750,400
------------------------------------------------------------------
              Television Programming-4.5%

   222,000    Liberty Media Group,
              Tele-Communications (b)                    8,616,375
              Cable TV & Satellite Dish Programming

   177,100    United Video Satellite Group (b)           7,017,587
              Cable TV & Satellite Dish Programming
------------------------------------------------------------------
                                                        15,633,962

------------------------------------------------------------------
              Telephone Services-4.2%

   491,400    RCN Corporation (b)                        9,520,875
              Metro Market: Voice, Video & Data Services

   159,000    Commonwealth Telephone (b)                 4,193,625
              Rural Market: Local, Long Distance &
              Internet Access

    75,000    Startec Global Communications (b)            862,500
              International Telecommunications
------------------------------------------------------------------
                                                        14,577,000

------------------------------------------------------------------
              Mobile Communications-5.9%

   411,000    Centennial Cellular (b)                   15,335,437
              Cellular Franchises

   234,500    COMARCO (b)                                5,012,437
              Wireless Network Testing
------------------------------------------------------------------
                                                        20,347,874


------------------------------------------------------------------
              Telecommunications Equipment- 0.9%

   113,900    Aspect Telecommunications  (b)            $3,118,012
              Call Center Equipment

-------------------------------------------------------------------
              Instrumentation-1.0%

   126,000    Thermoquest (b)                             1,882,125
              Mass Spectrometry

    85,000    Mettler Toledo International (b)            1,705,312
              Laboratory Scales
-------------------------------------------------------------------
                                                          3,587,437

-------------------------------------------------------------------
              Internet-0.7%

   105,000    Mecklermedia (b)                            2,349,375
              Internet Trade Shows & Magazines
-------------------------------------------------------------------
              Business Information /
              Marketing Services-2.9%

   341,300    IntelliQuest Information (b)
              Technology/Market Research                  3,413,000

    90,000    World Color Press (b)
              Printing                                    3,150,000

   138,700    American Business Information, Cl. B (b)    2,219,200

    70,000    American Business Information, Cl. A (b)    1,067,500
              Small Business Data
-------------------------------------------------------------------
                                                          9,849,700


-------------------------------------------------------------------
              Transaction Processors-2.6%

   205,100    National Data                               8,973,125
              Credit Card & Health Claims Processor

-------------------------------------------------------------------
              Computer Hardware /Related Systems-5.8%

   286,600    Kronos (b)                                 10,389,250
              Time Accounting Software & Clocks

   296,000    Micros Systems  (b)                         9,795,750
              Information Systems for Restaurants & Hotels
-------------------------------------------------------------------
                                                         20,185,000

-------------------------------------------------------------------
              Gaming Equipment-0.4%

    58,000    International Game Technology               1,406,500
              Slot Machines & Progressive Jackpots


See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap         Statement of Investments (unaudited) June 30, 1998

-------------------------------------------------------------------------------
Number of                                                                 Value
Shares

--------------------------------------------------------------------------------

              Computer Services-0.8%
143,500       Sykes Enterprises (b)                               $  2,878,968
              Call Center Services
-------------------------------------------------------------------------------
              Information-Total                                    122,681,353

              Health Care-10.8%
-------------------------------------------------------------------------------
              Medical Equipment-0.0%
 23,900       Cardiac Pathways (b)                                     170,287
              Heart Surgery Devices
-------------------------------------------------------------------------------
              Biotechnology/Drug Delivery-0.5%
117,000       Synaptic Pharmaceuticals (b)                           1,638,000
              Receptor Targeted Drug Design
-------------------------------------------------------------------------------
              Services-10.3%
450,800       Lincare Holdings (b)                                  18,961,775
              Home Health Care Services
354,000       First Health Group (b)                                10,089,000
              PPO Network
259,500       Magellan Health Services (b)                           6,584,812
              Mental Health Services
-------------------------------------------------------------------------------
                                                                    35,635,587
-------------------------------------------------------------------------------
              Health Care-Total                                     37,443,874

              Consumer Goods/Services-3.5%
-------------------------------------------------------------------------------
              Retail-3.3%
787,500       Host Marriott Services (b)                            11,467,968
              Fast Food Kiosks in Airports

-------------------------------------------------------------------------------
              Casinos-0.2%
115,200       Monarch Casino & Resort (b)                              734,400
              Casino/Hotel in Reno

-------------------------------------------------------------------------------
              Consumer Goods/Services-Total                         12,202,368

              Finance-15.5%
-------------------------------------------------------------------------------
              Banks/Savings & Loans-4.9%
 98,000       H.F. Ahmanson                                        $ 6,958,000
              California Savings & Loan
 90,000       Texas Regional Bancshares                              2,947,500
              TexMex Bank
160,000       Coast Contingency Rights (b)                           2,420,000
              Litigation Claim Against US Government
 67,500       Peoples Bank Bridgeport                                2,337,187
              Connecticut Savings & Loan
104,300       Imperial Thrift & Loan (b)                             2,164,225
              California Thrift & Loan
-------------------------------------------------------------------------------
                                                                    16,826,912
-------------------------------------------------------------------------------
              Finance Companies-0.4%
232,000       World Acceptance (b)                                   1,319,500
              Small Consumer Loans

-------------------------------------------------------------------------------
              Insurance-8.2%
403,900       Acceptance Insurance (b)                               9,920,793
              Crop Insurance
328,000       UICI (b)                                               8,938,000
              Health Insurance
130,000       AmerUs Life Holdings                                   4,208,750
              Annuities/Life Insurance
 92,000       Leucadia National                                      3,041,750
              Insurance Holding Company
 76,000       Penn Treaty American (b)                               2,394,000
              Nursing Home Insurance
-------------------------------------------------------------------------------
                                                                    28,503,293

-------------------------------------------------------------------------------
              Money Management-2.0%
 66,000       SEI Investments                                        4,092,000
              Mutual Fund Administration
152,900       Baker Fentress                                         2,799,981
              Closed-End Investment Company
-------------------------------------------------------------------------------
                                                                     6,891,981
-------------------------------------------------------------------------------
              Finance-Total                                         53,541,686

See accompanying notes to financial statements.

                               Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap          Statement of Investments (unaudited) June 30,1998

--------------------------------------------------------------------------------
Number of                                                                 Value
Shares

             Industrial Goods/Services--10.5%
--------------------------------------------------------------------------------
             Machinery--1.5%

270,750      Farr (b)                                                $3,333,609
             Filters

 91,000      Vallen (b)                                               1,808,625
             Safety Products Distribution
--------------------------------------------------------------------------------
                                                                      5,142,234

--------------------------------------------------------------------------------
             Steel--2.7%

279,400      Atchison Casting (b)                                     4,994,275
             Steel Foundries

126,400      Schnitzer Steel                                          2,986,200
             Scrap Steel Processor

 61,000      Gibraltar Steel (b)                                      1,250,500
             Steel Processing
--------------------------------------------------------------------------------
                                                                      9,230,975

--------------------------------------------------------------------------------
             Specialty Chemicals--1.2%

196,000      Lilly Industries, Cl. A                                  4,238,500
             Industrial Coatings

--------------------------------------------------------------------------------
             Outsourcing/Training Services--0.6%

 75,000      Labor Ready (b)                                          2,264,064
             Temporary Manual Labor

--------------------------------------------------------------------------------
             Other Industrial Services--4.5%

447,900      Wackenhut, Cl. B                                         9,629,850
             Prison Management

366,400      Insurance Auto Auctions (b)                              5,175,400
             Auto Salvage Services

 83,000      Compass International Services (b)                         788,500
             Collection Agencies
--------------------------------------------------------------------------------
                                                                     15,593,750

--------------------------------------------------------------------------------
             Industrial Goods/Services--Total                        36,469,523


             Energy/Minerals--14.5%
--------------------------------------------------------------------------------
             Independent Power--5.3%

539,000      CalEnergy (b)                                          $16,203,690
             Power Plants

 38,000      AES Corporation (b)                                      1,997,375
             Power Plants
--------------------------------------------------------------------------------
                                                                     18,201,065

--------------------------------------------------------------------------------
             Oil/Gas Producers--3.2%

678,300      Tesoro Petroleum (b)                                    10,768,015
             Oil Refinery/Gas Reserves

139,000      Tipperary (b)                                              399,625
             Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                     11,167,640

--------------------------------------------------------------------------------
             Oil Refining/Marketing/Distribution--4.1%

219,000      Atmos Energy                                             6,679,500
             Natural Gas Utility

137,000      Equitable Resources                                      4,178,500
             Gas Utility & Gas Producer

279,100      Dynegy (formerly known as NGC)                           3,488,750
             Natural Gas Processing/Marketing
--------------------------------------------------------------------------------
                                                                     14,346,750

--------------------------------------------------------------------------------
             Oil Services--1.9%

 96,000      J Ray McDermott (b)                                      3,984,000
             Offshore Construction Company

221,000      GeoScience (b)                                           2,486,250
             Offshore Seismic Equipment
--------------------------------------------------------------------------------
                                                                      6,470,250

--------------------------------------------------------------------------------
             Energy/Minerals--Total                                  50,185,705

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap         Statement of Investments (unaudited) June 30, 1998

--------------------------------------------------------------------------------
Number of                                                                 Value
Shares

             Other Industries--2.8%
--------------------------------------------------------------------------------
             Real Estate--1.9%

 64,800      Forest City Enterprises Cl. A                           $3,835,350
             Shopping Centers

 64,900      Gaylord Entertainment                                    2,093,025
             Opryland Hotel & Other Assets

 45,000      Cornerstone Properties                                     793,125
             Downtown Office Buildings
--------------------------------------------------------------------------------
                                                                      6,721,500

--------------------------------------------------------------------------------
             Transportation--0.9%

129,000      Hub Group (b)                                            2,725,125
             Freight Forwarder

 66,000      Trailer Bridge (b)                                         264,000
             Tug & Barge Transportation
--------------------------------------------------------------------------------
                                                                      2,989,125

--------------------------------------------------------------------------------
             Other Industries--Total                                  9,710,625

Total Common Stocks and Other
Equity-Like Securities--93.0%                                       322,235,134
--------------------------------------------------------------------------------
(Cost: $ 242,928,786)

--------------------------------------------------------------------------------
Short-Term Obligation--7.7%                                          26,598,000

$26,598,000 State Street Bank Repurchase Agreement
  5.00% maturing 07/01/98; 06/30/98 Agreement Collateralized by U.S. Treasury Notes
--------------------------------------------------------------------------------
(Cost: $26,598,000)

Total Investments--100.7%                                           348,833,134
--------------------------------------------------------------------------------
(Cost: $ 269,526,786)

Cash and Other Assets Less Liabilities--(0.7%)                       (2,319,583)
--------------------------------------------------------------------------------

Total Net Assets--100%                                              346,513,551
================================================================================

Notes to Statement of Investments:

(a) At June 30, 1998 for federal income tax purposes cost of investments was $269,528,331 and net unrealized appreciation was $79,304,803 consisting of gross unrealized appreciation of $87,105,197 and gross unrealized depreciation of $7,800,394.

(b) Non-income producing security.

See accompanying notes to financial statements.



                                              Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------------------
Wanger International Small Cap            Statement of Investments (unaudited) June 30, 1998
--------------------------------------------------------------------------------------------
Number of                                                                              Value
Shares
              Common Stocks and Other Equity-Like
              Securities--93.9%

              Europe--65.4%
--------------------------------------------------------------------------------------------
              Germany/Austria--5.5%

   34,000     Rhoen Klinikum                                                     $ 3,362,326
              Hospital Management

   33,500     KTM Motorradholding                                                  2,611,622
              Off-Road Motorcycles (Austria)

  160,000     Scala Business Solutions (b)                                         2,393,889

              GIC Units
              ERP Software (Austria)
--------------------------------------------------------------------------------------------
                                                                                   8,367,837

--------------------------------------------------------------------------------------------
              Denmark--1.9%

   20,000     Vest Wood                                                            1,948,524
              Furniture

   12,000     Kompan International                                                 1,003,344
              Playground Equipment
--------------------------------------------------------------------------------------------
                                                                                   2,951,868

--------------------------------------------------------------------------------------------
              Netherlands--7.8%

   86,500     Kempen                                                               6,697,350
              Stock Brokerage/Investment Management

   92,000     Hunter Douglas                                                       4,997,545
              Decorative Window Coverings
--------------------------------------------------------------------------------------------
                                                                                  11,694,895

--------------------------------------------------------------------------------------------
              Finland--6.0%

   67,900     Tieto Corporation, Cl. B                                             5,160,721
              (formerly known as TT Tieto)
              Computer Services/Consulting

  150,000     Elcoteq Network                                                      1,845,438
              Electrical Components

   99,200     Talentum                                                             1,591,105
              Trade Journals & Multimedia

    6,500     Spar Finland                                                           482,775
              Grocery/Convenience Stores
--------------------------------------------------------------------------------------------
                                                                                   9,080,039

--------------------------------------------------------------------------------------------
              Norway--0.5%
  149,800     P4 Radio Hele Norge                                                    712,543
              Commercial Radio Station

--------------------------------------------------------------------------------------------
              Sweden--6.7%

  106,000     Getinge Industrier                                                   2,166,547
              Sterilization & Disinfection Equipment

   97,350     Elanders                                                             1,562,502
              Printer

  125,000     Caran                                                                1,457,698
              Engineering Consulting

  300,000     Micronic Laser Systems (b)                                           1,429,485
              Electronics Production Equipment

   30,200     Mandator                                                             1,181,506
              Computer Services/Consulting

  325,000     Gylling Optima (b)                                                     876,186
              Batteries

   75,000     Semcon                                                                 738,253
              Computer Services/Consulting

   20,000     Tryckindustri                                                          589,349
              Printing

   13,100     Lifco (b)                                                               64,063
              Dental Supplies & Health Food

--------------------------------------------------------------------------------------------
                                                                                  10,065,589

--------------------------------------------------------------------------------------------
              France--2.4%

   15,000     Fininfo                                                              2,654,647
              Financial Data Feeds

   10,000     Cie des Signaux                                                        962,620
              Computer Services/Telecom Equipment
--------------------------------------------------------------------------------------------
                                                                                   3,617,267


See accompanying notes to financial statements.


                               Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap
                              Statement of Investments (unaudited) June 30, 1998

--------------------------------------------------------------------------------

Number of                                                                 Value
Shares

--------------------------------------------------------------------------------
            United Kingdom--15.4%

  135,000   Euro Money Publications                                 $ 5,389,043
            Financial Publications

  350,000   Seton Healthcare Group                                    4,394,409
            Pharmaceuticals

2,000,000   Electronics Boutique (b)                                  2,953,243
            Videogame/Computer Software Stores

   40,000   NTL (b)                                                   2,140,000
            Cable TV & Telephone System

  350,000   Hogg Robinson                                             1,585,491
            Corporate Travel Management

  550,000   Medeva                                                    1,569,223
            Drugs for Hyperactive Children

  160,000   Edinburgh Fund Managers                                   1,543,028
            Investment Management

  200,000   Oriflame International                                    1,484,964
            Natural Cosmetics

  240,000   Dorling Kindersley                                          844,928
            Reference Books & CD-ROMs

   60,000   Vosper Thornycroft                                          825,907
            Naval Shipbuilding

  100,000   Workplace Technologies                                      437,985
            Network Integration
--------------------------------------------------------------------------------
                                                                     23,168,221

--------------------------------------------------------------------------------
            Spain/Portugal-- 8.2%

  160,000   Mapfre Vida                                               7,650,401
            Life Insurance/Mutual Funds

   70,000   Investec (b)                                              3,220,712
            Television/Sports Newspaper (Portugal)

  100,000   Filmes Lusomundo (b)                                      1,488,739
            Newspapers, Radio, Video, Film Distribution
            (Portugal)
--------------------------------------------------------------------------------
                                                                     12,359,852
--------------------------------------------------------------------------------

            Switzerland--3.1%

    4,000   Phoenix Mecano                                            2,584,390
            Electrical Components

    3,000   Societe Generale d'Affichage                              1,305,379
            Billboard Advertising

    2,200   Hiestand                                                    755,669
            Bakery
--------------------------------------------------------------------------------
                                                                      4,645,438

--------------------------------------------------------------------------------

            Italy/Greece--7.9%

  800,000   Autogrill Finanziari                                      5,652,724
            Tollway Restaurants

  200,000   Athens Medical Center (b)                                 3,937,163
            Hospitals (Greece)

  100,000   Banca Pop Commercia e Industria                           1,698,968
            Regional Bank

   13,900   Cellular Communications International (b)                   693,265
            Mobile Communications
--------------------------------------------------------------------------------
                                                                     11,982,120

--------------------------------------------------------------------------------

            Europe--Total                                            98,645,669

            Asia 16.6%
--------------------------------------------------------------------------------
            Hong Kong--3.7%

2,740,000   Li and Fung                                               4,420,155
            Sourcing of Consumer Goods

6,250,000   Vanda Systems                                             1,129,240
            Systems Integrator
--------------------------------------------------------------------------------
                                                                      5,549,395

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap
                              Statement of Investments (unaudited) June 30, 1998

-------------------------------------------------------------------------------
Number of                                                                 Value
Shares
-------------------------------------------------------------------------------
              Japan-7.0%
  150,000     Kawasumi Labs                                         $2,615,556
              Laboratory Supplies
  392,000     Belluna                                                2,245,487
              Catalog Sales
  140,040     Shinki                                                 1,553,925
              Loans to Consumers & Small Businesses
   16,000     Ryohin Keikaku                                         1,533,306
              Specialty Consumer Goods Retailer
   39,000     Hokuto                                                 1,095,939
              Mushroom Grower
    4,000     Shohkoh Fund                                             982,815
              Loans to Small Businesses
   71,300     Tecmo                                                    426,407
              Video Games
    7,920     Central Uni                                               33,384
              Health Care/Medical Equipment
-------------------------------------------------------------------------------
                                                                    10,486,819
-------------------------------------------------------------------------------
              Malaysia-0.2%
  388,000     Computer Systems Advisor                                 241,359
              Systems Integration & Software Services
-------------------------------------------------------------------------------
              Singapore-4.8%
1,300,400     Star Cruises (b)                                       2,483,764
              Asian Cruise Line
1,037,000     Venture Manufacturing                                  1,964,131
              Contract Electronics Manufacturer
6,800,000     Omni Industries (b)                                    1,026,339
              Contract Electronics Manufacturer
3,600,000     Datapulse Technology                                     820,361
              CD-ROM Replication
1,161,000     Electronic Resources                                     790,263
  935,000     Electronic Resources Warrants 7/17/01 (b)                210,298
              Distribution of Electronic Components
-------------------------------------------------------------------------------
                                                                     7,295,156
-------------------------------------------------------------------------------
              Thailand-0.9%
2,149,159     International Broadcasting (b)                         1,422,611
              Cable Television
-------------------------------------------------------------------------------
              Asia-Total                                            24,995,340
              Latin America-4.5%
-------------------------------------------------------------------------------
              Mexico-2.3%
  500,000     Grupo Continental                                      1,669,263
              Coca-Cola Bottler
  400,000     Corp Interamericana                                    1,112,842
              de Entretenimiento (b)
              Special Events & Live Entertainment
1,240,000     Nadro, Series L (b)                                      756,198
              Pharmaceutical Distribution
-------------------------------------------------------------------------------
                                                                     3,538,303
-------------------------------------------------------------------------------
              Brazil-2.2%
  150,000     Elevadores Atlas                                       2,528,964
              Elevator Services
   49,000     Bompreco GDS                                             710,500
              Supermarket Chain
-------------------------------------------------------------------------------
                                                                     3,239,464
-------------------------------------------------------------------------------
              Latin America-Total                                    6,777,767
              Other Countries-7.4%
-------------------------------------------------------------------------------
              Australia-2.9%
2,284,549     Tyndall Australia                                      2,971,125
  228,454     Tyndall New Shares                                       282,963
              Money Management & Insurance
  462,965     Anaconda Nickel (b)                                    1,089,514
              Nickel Mining
-------------------------------------------------------------------------------
                                                                     4,343,602

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
-------------------------------------------------------------------------------------
Wanger International Small Cap
                               Statement of Investments (unaudited) June 30,1998

-------------------------------------------------------------------------------------
Number of                                                                       Value
Shares
                          Other Countries-7.4%  (cont.)
-------------------------------------------------------------------------------------
                          Canada-3.3%

145,400                   Shaw Industries                                 $ 1,740,133
                          Oil Field Services

 92,000                   Stackpole (b)                                     1,251,189
                          Autoparts

 90,000                   LGS Group (b)                                     1,009,800
 10,000                   LGS Group Special Warrants (b)                      112,200
                          Computer Systems Integration

 85,000                   Club Monaco (b)                                     491,300
                          Specialty Apparel & Accessories

200,000                   Dundee Realty Special Warrants (b)                  353,597
                          Real Estate
-------------------------------------------------------------------------------------
                                                                            4,958,219

-------------------------------------------------------------------------------------
                          Israel-1.2%
 50,000                   Orbotech (b)                                      1,818,750
                          Printed Circuit Board Manufacturing Equipment

-------------------------------------------------------------------------------------
                          Other-Total                                      11,120,571

Total Common Stocks and Other
Equity-Like Securities-93.9%                                              141,539,347
-------------------------------------------------------------------------------------
(Cost: $112,297,278)

-------------------------------------------------------------------------------------
Short-Term Obligation-6.0%                                                  9,018,000

$9,018,000 State Street Bank Repurchase Agreement
 5.00% maturing 07/01/98; 06/30/98 Agreement Collateralized
 by U.S. Treasury Notes
-------------------------------------------------------------------------------------
(Cost: $ 9,018,000)


Total Investments 99.9%                                                   150,557,347
-------------------------------------------------------------------------------------
(Cost: $121,315,278)

-------------------------------------------------------------------------------------
Cash and Other Assets Less Liabilities-0.1%                                   210,411
-------------------------------------------------------------------------------------

Total Net Assets-100%                                                     150,767,758
=====================================================================================

     Notes to Statement of Investments:

(a) At June 30, 1998 for federal income tax purposes cost of investments was $121,392,549 and net unrealized appreciation was $29,164,798 consisting of gross unrealized appreciation of $42,254,635 and gross unrealized depreciation of $13,089,837.

(b)  Non-income producing security.


See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap   Portfolio Diversification  June 30, 1998

At June 30, 1998 the Fund's portfolio of investments as a percentage of net assets was diversified as follows:

                                                  Value     Percent
-------------------------------------------------------------------
Information
Publishing                                 $ 14,686,381         9.7%
Computer Services                            10,973,671         7.3
Contract Manufacturing                        3,810,832         2.5
CATV                                          3,562,611         2.4
Business Information/
 Marketing Services                           2,654,648         1.8
Business Software                             2,393,889         1.6
Computer Hardware/
 Related Equipment                            1,818,750         1.2
Semiconductors/Related
 Equipment                                    1,429,485         0.9
Advertising                                   1,305,380         0.8
Electronics Distribution                      1,000,562         0.7
Radio                                           712,543         0.5
Mobile Communications                           693,263         0.5
-------------------------------------------------------------------
                                             45,042,015        29.9

-------------------------------------------------------------------
Health Care
Hospital Management                           7,299,490         4.8
Pharmaceuticals                               5,963,633         3.9
Hospital/Laboratory Supplies                  4,782,104         3.2
Medical Equipment                                97,448         0.1
-------------------------------------------------------------------
                                             18,142,675        12.0

-------------------------------------------------------------------
Consumer Goods/Services
Retail                                        7,933,835         5.3
Restaurants                                   5,652,724         3.8
Nondurables                                   4,972,774         3.3
Travel                                        4,069,255         2.7
Furniture/Textile                             1,948,524         1.3
Food                                          1,851,610         1.2
Beverages                                     1,669,263         1.1
Consumer Goods Distribution                   1,238,974         0.8
Leisure Products                              1,003,344         0.7
International Consumer Software                 426,408         0.3
Other Durable Goods                           4,997,542         3.3
Other Entertainment                           1,112,842         0.7
-------------------------------------------------------------------
                                             36,877,095        24.5

                                                  Value     Percent
-------------------------------------------------------------------
Finance
Insurance                                  $  7,650,402         5.1%
Brokerage                                     6,697,350         4.4
Money Management                              4,797,116         3.2
Finance Companies                             2,536,741         1.7
Banks                                         1,698,968         1.1
-------------------------------------------------------------------
                                             23,380,577        15.5

-------------------------------------------------------------------
Industrial Goods/Services
Outsourcing/Training Services                 5,877,852         3.9
Electrical Components                         4,429,827         2.9
Industrial Materials                          1,251,190         0.8
Machinery                                       825,907         0.6
Other Industrial Services                     2,528,964         1.7
-------------------------------------------------------------------
                                             14,913,740         9.9

-------------------------------------------------------------------
Energy/Minerals
Oil Services                                  1,740,133         1.2
Non-Ferrous Metals                            1,089,514         0.7
-------------------------------------------------------------------
                                              2,829,647         1.9

-------------------------------------------------------------------
Other Industries
Real Estate                                     353,598         0.2

-------------------------------------------------------------------
Total Common Stocks and
Other Equity-Like Securities                141,539,347        93.9

-------------------------------------------------------------------
Short-Term Obligations                        9,018,000         6.0

-------------------------------------------------------------------
Cash and Other Assets less Liabilities          210,411         0.1

-------------------------------------------------------------------
Net Assets                                 $150,767,758       100.0%

===================================================================


See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Statements of Assets and Liabilities  June 30, 1998
(unaudited)

                                                                                       Wanger U.S.    Wanger International
                                                                                         Small Cap               Small Cap
--------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost: Wanger U.S. Small Cap $269,526,786;                      $348,833,134            $150,557,347
  Wanger International Small Cap $121,315,278)
Cash                                                                                         1,477                  73,818
Organization costs                                                                          36,758                  36,758
Receivable for:
  Securities sold                                                                          702,787                 491,748
  Fund shares sold                                                                       2,557,529                 314,954
  Dividends and interest                                                                    24,930                 345,754
  Other assets                                                                                 650                     650
--------------------------------------------------------------------------------------------------------------------------
  Total assets                                                                         352,157,265             151,821,029

Liabilities and Net Assets
Payable for:
  Securities purchased                                                                   5,430,665                 686,444
  Fund shares redeemed                                                                     141,983                 259,323
  Amount owed to advisor                                                                    45,673                  42,006
  Other                                                                                     25,393                  65,498
--------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                      5,643,714               1,053,271
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                      $346,513,551            $150,767,758
--------------------------------------------------------------------------------------------------------------------------
Fund shares outstanding                                                                 14,734,446               7,304,085
--------------------------------------------------------------------------------------------------------------------------
Pricing of Shares
Net asset value, offering price and redemption price per share                              $23.52                  $20.64
--------------------------------------------------------------------------------------------------------------------------
Analysis of Net Assets
Paid-in capital                                                                       $246,418,071            $121,231,293
Undistributed net realized gain (loss) on sales of investments and
  foreign currency transactions                                                         20,991,655                (128,997)
Net unrealized appreciation of investments and foreign currency transactions
  (net of unrealized PFIC gains of $65,732 for Wanger International Small Cap)          79,306,348              29,172,403
Accumulated net investment income (loss)                                                  (202,523)                493,059
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                      $346,513,551            $150,767,758
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Statements of Operations          For the Six Months Ended June 30, 1998
(unaudited)

                                                                                                  Wanger U.S.  Wanger International
                                                                                                    Small Cap             Small Cap
====================================================================================================================================
Investment Income:
Dividends (net of foreign taxes of $163,539 for Wanger International Small Cap)                   $   813,267           $ 1,401,182
Interest                                                                                              550,583               167,430
------------------------------------------------------------------------------------------------------------------------------------
  Total investment income                                                                           1,363,850             1,568,612

====================================================================================================================================
Expenses:
Investment advisory                                                                                 1,481,016               891,510
Custodian                                                                                              13,022               113,201
Legal and audit                                                                                        28,960                26,426
Reports to shareholders                                                                                10,317                10,317
Amortization of organization costs                                                                      9,906                 9,906
Transfer agent                                                                                         10,679                10,860
Trustees'                                                                                               9,593                 8,869
Insurance                                                                                               1,281                 1,281
Other                                                                                                   6,662                 3,715
------------------------------------------------------------------------------------------------------------------------------------
  Total expenses                                                                                    1,571,436             1,076,085
  Custodian fees paid indirectly                                                                       (5,063)                 (553)
------------------------------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                      1,566,373             1,075,532
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                         (202,523)              493,080
Net realized and unrealized gain on investments:
  Net realized gain on sales of investments                                                        21,004,910             1,994,809
  Net change in unrealized appreciation                                                            22,787,122            24,232,818
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                    43,792,032            26,227,627
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                              $43,589,509           $26,720,707
====================================================================================================================================


See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(unaudited)

                                                         --------------------------------    --------------------------------
                                                         Wanger U.S. Small Cap               Wanger International Small Cap

                                                             Six months              Year        Six months              Year
                                                                  ended             ended             ended             ended
                                                               June 30,      December 31,          June 30,      December 31,
                                                                   1998              1997              1998              1997
-----------------------------------------------------------------------------------------------------------------------------
From operations:
Net investment income (loss)                               $   (202,523)     $   (206,969)     $    493,080      $    148,271
Net realized gain (loss) on sales of investments             21,004,910        15,616,554         1,994,809          (616,933
Net change in unrealized appreciation                        22,787,122        37,057,494        24,232,818        (2,999,052)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations       43,589,509        52,467,079        26,720,707        (3,467,714)
Distributions to shareholders from:
Net investment income                                                 -                 -        (1,532,876)                -
Net realized gain                                           (15,422,770)       (3,530,225)                -        (2,453,253)
-----------------------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                       (15,422,770)       (3,530,225)       (1,532,876)       (2,453,253)
From Fund share transactions:
Reinvestment of dividends and capital
  gain distributions                                         15,407,847         3,530,225         1,530,069         2,453,253
Proceeds from other shares sold                              50,007,308       109,491,784        14,236,547        54,111,870
-----------------------------------------------------------------------------------------------------------------------------
                                                             65,415,155       113,022,009        15,766,616        56,565,123
Payments for shares redeemed                                (17,934,170)      (20,050,947)      (10,846,847)      (14,839,080)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets from
  Fund share transactions                                    47,480,985        92,971,062         4,919,769        41,726,043
-----------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                 75,647,724       141,907,916        30,107,600        35,805,076
-----------------------------------------------------------------------------------------------------------------------------
Net assets:
Beginning of period                                         270,865,827       128,957,911       120,660,158        84,855,082
-----------------------------------------------------------------------------------------------------------------------------
End of period (a)                                          $346,513,551      $270,865,827      $150,767,758      $120,660,158
-----------------------------------------------------------------------------------------------------------------------------

(a) Includes accumulated net investment income (loss) of ($202,523) and $493,059 at June 30, 1998 for Wanger U.S. Small Cap and Wanger International Small Cap, respectively.


See accompanying notes to financial statements.

                                                      Wanger Advisors Trust  1998 Semi-Annual Report
------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                 Financial Highlights
(unaudited)
                                                                                                             May 3, 1995
                                            Six months ended          Year ended          Year ended             through
                                               June 30, 1998   December 31, 1997   December 31, 1996   December 31, 1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                  $21.46              $16.97              $11.60              $10.00

Income From Investment Operations
 Net investment loss (c)                                (.01)               (.02)               (.06)               (.05)
 Net realized and unrealized gain on
   investments                                          3.23                4.90                5.46                1.65
------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                       3.22                4.88                5.40                1.60

Less Distributions
 Dividends from net investment income                      -                   -                   -                  -
 Distributions from net realized gain                  (1.16)               (.39)               (.03)                 -
------------------------------------------------------------------------------------------------------------------------
 Total distributions                                   (1.16)               (.39)               (.03)                 -

Net Asset Value, end of period                        $23.52              $21.46              $16.97             $11.60
------------------------------------------------------------------------------------------------------------------------

Total Return                                           15.25%              29.41%              46.59%              16.00%

Ratios/Supplemental Data
Ratio of expenses to average net assets
  [a) (b)                                               1.01%*              1.06%               1.21%               2.08%*
Ratio of net investment loss to average
  net assets (b)                                        (.13%*)             (.10%)              (.41%)             (1.44%)*
Portfolio turnover rate                                   41%*                34%                 46%                 59%*
Net assets at end of period                     $346,513,551        $270,865,827        $128,957,911         $21,903,536
------------------------------------------------------------------------------------------------------------------------

     *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.04% for the year ended December 31, 1997, 1.19% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 2.35% and (1.71%), respectively.

(c) Net investment loss per share for the six months ended June 30, 1998 and the years ended December 31, 1997 and 1996 was based upon the average shares outstanding during the period.


See accompanying notes to financial statements.

                             Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap         Financial Highlights
(unaudited)

                                                         Six months ended         Year ended        Year ended   May 3, 1995 through
                                                            June 30, 1998  December 31, 1997  December 31, 1996    December 31, 1995
====================================================================================================================================
Net Asset Value, beginning of period                       $      17.05       $      17.71        $     13.45          $     10.00

Income From Investment Operations
 Net investment income (loss) (c)                                   .07                .02               (.09)                (.03)
 Net realized and unrealized gain (loss) on investments            3.74               (.26)              4.38                 3.48
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                  3.81               (.24)              4.29                 3.45

Less Distributions
 Dividends from net investment income                              (.22)                --                 --                   --
 Distributions from net realized gain and unrealized
 gain reportable for federal income taxes                            --               (.42)              (.03)                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                               (.22)              (.42)              (.03)                  --

Net Asset Value, end of period                             $      20.64       $      17.05        $     17.71          $     13.45
====================================================================================================================================
Total Return                                                      22.38%             (1.46%)            32.01%               34.50%

Ratios/Supplemental Data
Ratio of expenses to average net assets (a) (b)                    1.53%*             1.60%              1.79%                2.32%
Ratio of net investment income (loss)
 to average net assets (b)                                          .70%*              .12%              (.56%)              (.81%)*
Portfolio turnover rate                                              47%*               60%                50%                  14%*
Net assets at end of period                                $150,767,758       $120,660,158        $84,855,082          $11,368,924
------------------------------------------------------------------------------------------------------------------------------------

    *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.59% for the year ended December 31, 1997, 1.75% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 4.20% and (2.69%), respectively.

(c) Net investment income (loss) per share for the six months ended June 30, 1998 and the years ended December 31, 1997 and 1996 was based upon the average shares outstanding during the period.


See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)


1. Nature of Operations
Wanger U.S. Small Cap and Wanger International Small Cap ("the Funds") are series of Wanger Advisors Trust ("the Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds are available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. Significant Accounting Policies

SECURITY VALUATION
Investments are stated at current value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. Securities for which there are no reported sales on the valuation date are valued at the mean of the latest bid and ask quotation or, if there is no ask quotation, at the most recent bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and on long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

FUND SHARE VALUATION
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODIAN FEES
Custodian fees are reduced based on each Fund's cash balances maintained with the custodian. This presentation does not affect the determination of Fund shares outstanding.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all of their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes.

     Wanger International Small Cap has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for income tax purposes. Cumulative net unrealized appreciation recognized in prior years was $1,391,583 at December 31, 1997. Cumulative net unrealized appreciation recognized in prior years on PFICs sold through June 30, 1998 amounted to $1,325,851. Distributions to shareholders from net investment income relating to PFICs, were $1,226,459 in 1998, which are treated as ordinary income for federal income tax purposes.

     Wanger International Small Cap intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against future realized gains. At December 31, 1997, the Fund had a capital loss carryforward of $382,694 which will expire December 31, 2005.

     Dividends and distributions payable to each Fund's shareholders are recorded by the Fund on the ex-dividend date.

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)


3.  Transaction with Affiliates

The Fund's investment advisor, Wanger Asset Management, L.P., ("WAM") furnishes continuing investment supervision to the Fund and is responsible for overall management of the Fund's business affairs. Each Fund pays WAM a monthly advisory fee based upon average daily net assets at the following rates:



                                             Wanger U.S.  Wanger International
                                             Small Cap    Small Cap
--------------------------------------------------------------------------------
Average Daily Net Assets:
  For the first $100 million                 1.00%        1.30%
  Next $150 million                           .95%        1.20%
  In excess of $250 million                   .90%        1.10%
--------------------------------------------------------------------------------

     The investment advisory agreement also provides that WAM will reimburse the Funds to the extent that ordinary operating expenses (computed based on net custodian fees) exceed 1.50% for Wanger U.S. and 1.90% for Wanger International Small Cap, of average net assets. WAM was not required to reimburse the Funds under these agreements for the six months ended June 30, 1998.

     Certain officers and trustees of the Trust are also principals of WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with WAM. Wanger U.S. Small Cap and Wanger International Small Cap incurred trustees' fees and expenses of $9,593 and $8,869 respectively, for the six months ended June 30, 1998 to trustees not affiliated with WAM.

     WAM advanced $100,000 to each Fund in connection with the organization and initial registration of the Fund. These costs are being amortized and reimbursed to WAM over the period May, 1995 through April, 2000.

     WAM Brokerage Services, L.L.C., a wholly-owned subsidiary of WAM, is the distributor of each Fund's shares and receives no compensation for its services

4.  Borrowing Arrangements

The trust participates in a $250,000,000 credit facility which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility.

--------------------------------------------------------------------------------
5.  Fund Share Transactions

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

                                                  -----------------------------------  -----------------------------------
                                                  Wanger U.S.Small Cap                 Wanger International Small Cap

                                                  Six months ended         Year ended  Six months ended         Year ended
                                                     June 30, 1998  December 31, 1997     June 30, 1998  December 31, 1997
--------------------------------------------------------------------------------------------------------------------------

Shares sold                                              2,212,695          5,806,192           711,328          2,963,636
Shares issued in reinvestment of dividend and
capital gain distributions                                 686,318            210,886            76,657            136,747
--------------------------------------------------------------------------------------------------------------------------
                                                         2,899,013          6,017,078           787,985          3,100,383
Less shares redeemed                                       788,412            991,354           562,663            812,741
--------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                       2,110,601          5,025,724           225,322          2,287,642
==========================================================================================================================

6.  Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 1998 were:



                                        Wanger U.S.  Wanger International
                                          Small Cap             Small Cap

Purchases                               $89,379,426           $36,778,365
Sales                                    60,362,818            30,827,992
-------------------------------------------------------------------------

                                  Wanger Advisors Trust  1998 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger Advisors Trust


Trustees
Fred D. Hasselbring
Charles P. McQuaid
James A. Star
Ralph Wanger

Officers

Ralph Wanger
President

Charles P. McQuaid
Senior Vice President

Marcel P. Houtzager
Vice President

Robert A. Mohn
Vice President

Leah J. Zell
Vice President

Merrillyn J. Kosier
Senior Vice President
and Secretary


Bruce H. Lauer
Vice President and
Treasurer

Kenneth A. Kalina
Assistant Treasurer

Transfer Agent,
Dividend Disbursing Agent
and Custodian
State Street Bank
and Trust Company
Attention:
Wanger Advisors Trust
P.O. Box 8502
Boston, Massachusetts
02266-8502

Distributor
WAM Brokerage
Services, L.L.C.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-5-WANGER
(1-800-592-6437)

Investment Advisor
Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-5-WANGER
(1-800-592-6437)

Legal Counsel
Bell, Boyd & Lloyd
Chicago, Illinois



This report, including the unaudited schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

Wanger Advisors Trust